Note 14 - Employee Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Note 14 - Employee Benefits (Details) [Line Items]
Defined Benefit Plan, Contributions by Employer	$ 193,000	$ 210,000		$ 257,000
Minimum Age Required to be Eligible to Participate in Employee Stock Option Option Plan	18 years
Defined Contribution Plan, Cost Recognized	$ 200,000	100,000		200,000
Employee Stock Ownership Plan (ESOP) Debt Structure Direct Original Loan Amount	6,100,000
Employee Stock Ownership Plan (ESOP) Shares Purchased	912,866
Employee Stock Ownership Plan ESOP Debt Structure Indirect Original Loan Amount	1,500,000
Employee Stock Ownership Plan ESOP Additional Shares Purchased	$ 76,933
Employee Stock Ownership Plan ESOP Interest Rate on Loan	7.52%
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP	$ 500,000	500,000		500,000
Employee Stock Ownership Plan (ESOP), Compensation Expense	$ 300,000	$ 300,000		$ 200,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	1 year
Minimum Duration of Working Hours Required to be Eligible to Participate In Employee Stock Option Option Plan	$ 1,000
Share Available for Grant Ratio for Restricted Stock (in Shares)	1.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	0	0		0
Pentegra DB Plan [Member]
Note 14 - Employee Benefits (Details) [Line Items]
Defined Benefit Plan, Contributions by Employer	$ 200,000		$ 190,800,000		$ 136,500,000	$ 196,500,000
Defined Benefit Plan, Fair Value of Plan Assets	$ 0.9601	$ 0.9798		$ 0.8951
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	5.00%
Defined Contribution Plan Employer Contribution Percent of Annual Salary of Employee	50.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	$ 18,000	$ 17,500		$ 17,500
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	25.00%
Maximum Contribution Percent by Participant	8.00%
The 2009 Plan [Member]
Note 14 - Employee Benefits (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	350,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number (in Shares)	15,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 4.77